EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Male | Life Expectancy, at Age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 6 months	23 years 6 months
Male | Life Expectancy, at Age 45 | Netherlands | AG2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 3 months 18 days
Male | Life Expectancy, at Age 45 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		23 years 10 months 24 days
Male | Life Expectancy, at Age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 1 month 6 days	23 years
Male | Life Expectancy, at Age 45 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years
Male | Life Expectancy, at Age 45 | United Kingdom | S2PxA CMI 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		23 years 1 month 6 days
Male | Life Expectancy, at Age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 9 months 18 days	24 years 8 months 12 days
Male | Life Expectancy, at Age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years 1 month 6 days	22 years
Male | Life Expectancy, at Age 65 | Netherlands | AG2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21 years 4 months 24 days
Male | Life Expectancy, at Age 65 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		21 years 9 months 18 days
Male | Life Expectancy, at Age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	20 years 3 months 18 days	20 years 2 months 12 days
Male | Life Expectancy, at Age 65 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years
Male | Life Expectancy, at Age 65 | United Kingdom | S2PxA CMI 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		22 years
Male | Life Expectancy, at Age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 4 months 24 days	23 years 3 months 18 days
Female | Life Expectancy, at Age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 7 months 6 days	25 years 7 months 6 days
Female | Life Expectancy, at Age 45 | Netherlands | AG2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 3 months 18 days
Female | Life Expectancy, at Age 45 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		25 years 10 months 24 days
Female | Life Expectancy, at Age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years	25 years 10 months 24 days
Female | Life Expectancy, at Age 45 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 2 months 12 days
Female | Life Expectancy, at Age 45 | United Kingdom | S2PxA CMI 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		25 years 1 month 6 days
Female | Life Expectancy, at Age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 3 months 18 days	26 years 2 months 12 days
Female | Life Expectancy, at Age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 3 months 18 days	24 years 3 months 18 days
Female | Life Expectancy, at Age 65 | Netherlands | AG2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 4 months 24 days
Female | Life Expectancy, at Age 65 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		23 years 8 months 12 days
Female | Life Expectancy, at Age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 9 months 18 days	23 years 8 months 12 days
Female | Life Expectancy, at Age 65 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 10 months 24 days
Female | Life Expectancy, at Age 65 | United Kingdom | S2PxA CMI 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		22 years
Female | Life Expectancy, at Age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years	24 years 10 months 24 days